SHORT-TERM BANK DEPOSITS (Narrative) (Details)	12 Months Ended
Dec. 31, 2018
Minimum [Member]
Disclosure of financial instruments by type of interest rate [line items]
Period of bank deposits	148 days
Maximum [Member]
Disclosure of financial instruments by type of interest rate [line items]
Period of bank deposits	328 Days
Fixed interest rate [member] | USD [member] | Minimum [Member]
Disclosure of financial instruments by type of interest rate [line items]
Deposit interest rate	2.34%
Fixed interest rate [member] | USD [member] | Maximum [Member]
Disclosure of financial instruments by type of interest rate [line items]
Deposit interest rate	2.60%